Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.
(a)(b)
.............. 9,421 $ 1,838,226
BWX Technologies, Inc. .............. 12,445 890,689
Curtiss-Wright Corp. ................. 5,164 948,420
Hexcel Corp. ...................... 11,413 867,616
Huntington Ingalls Industries, Inc. ........ 5,307 1,207,873
Mercury Systems, Inc.
(b)
.............. 6,697 231,649
Spirit AeroSystems Holdings, Inc., Class A .. 14,231 415,403
Textron, Inc. ...................... 27,272 1,844,406
Woodward, Inc. .................... 8,009 952,350
9,196,632
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(a)(b)
............... 15,844 995,320
Automobile Components — 0.5%
BorgWarner, Inc. ................... 31,587 1,544,920
Gentex Corp. ..................... 31,730 928,420
Lear Corp. ....................... 7,951 1,141,366
QuantumScape Corp., Class A
(a)(b)
....... 39,833 318,266
3,932,972
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 17,738 624,555
Thor Industries, Inc. ................. 6,936 717,876
1,342,431
Banks — 1.9%
Bank OZK ....................... 14,918 599,107
BOK Financial Corp. ................. 3,835 309,791
Columbia Banking System, Inc. ......... 28,424 576,439
Comerica, Inc. ..................... 17,839 755,660
Commerce Bancshares, Inc. ........... 15,593 759,379
Cullen/Frost Bankers, Inc. ............. 8,001 860,348
East West Bancorp, Inc. .............. 19,015 1,003,802
First Citizens BancShares, Inc., Class A .... 1,469 1,885,388
First Hawaiian, Inc. ................. 17,537 315,841
First Horizon Corp. .................. 71,858 809,840
FNB Corp. ....................... 48,751 557,711
New York Community Bancorp, Inc. ...... 96,678 1,086,661
Pinnacle Financial Partners, Inc. ......... 10,209 578,340
Popular, Inc. ...................... 9,589 580,326
Prosperity Bancshares, Inc. ............ 11,791 665,956
Synovus Financial Corp. .............. 19,818 599,494
Webster Financial Corp. .............. 23,675 893,731
Western Alliance Bancorp ............. 14,434 526,408
Wintrust Financial Corp. .............. 8,203 595,702
Zions Bancorp NA .................. 19,698 529,088
14,489,012
Beverages — 0.2%
(a)(b)
Boston Beer Co., Inc. (The), Class A, NVS .. 1,272 392,335
Celsius Holdings, Inc. ................ 7,362 1,098,337
1,490,672
Biotechnology — 1.6%
(b)
Apellis Pharmaceuticals, Inc. ........... 13,503 1,230,123
Exact Sciences Corp.
(a)
............... 24,180 2,270,502
Exelixis, Inc. ...................... 43,566 832,546
Ionis Pharmaceuticals, Inc. ............ 19,259 790,197
Karuna Therapeutics, Inc. ............. 4,815 1,044,133
Mirati Therapeutics, Inc. .............. 6,053 218,695
Natera, Inc. ....................... 14,017 682,067
Neurocrine Biosciences, Inc. ........... 13,048 1,230,426
Roivant Sciences Ltd. ................ 33,034 332,983
Sarepta Therapeutics, Inc.
(a)
........... 12,112 1,387,066
Security
Shares
Shares Value
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc. ......... 9,198 $ 424,304
United Therapeutics Corp. ............. 6,113 1,349,445
11,792,487
Broadline Retail — 0.2%
Kohl's Corp. ...................... 14,997 345,681
Macy's, Inc. ...................... 36,741 589,693
Nordstrom, Inc. .................... 15,241 311,983
Ollie's Bargain Outlet Holdings, Inc.
(b)
..... 8,344 483,368
1,730,725
Building Products — 1.8%
Advanced Drainage Systems, Inc. ....... 8,487 965,651
Allegion plc ....................... 11,898 1,427,998
AO Smith Corp. .................... 16,617 1,209,385
Armstrong World Industries, Inc. ......... 6,160 452,514
AZEK Co., Inc. (The), Class A
(b)
......... 16,596 502,693
Builders FirstSource, Inc.
(a)(b)
........... 17,244 2,345,184
Carlisle Cos., Inc. .................. 6,861 1,760,052
Fortune Brands Innovations, Inc. ........ 17,117 1,231,568
Hayward Holdings, Inc.
(b)
.............. 14,952 192,133
Lennox International, Inc. ............. 4,341 1,415,470
Owens Corning .................... 12,159 1,586,750
Trex Co., Inc.
(a)(b)
................... 14,704 963,994
14,053,392
Capital Markets — 2.1%
Affiliated Managers Group, Inc. ......... 4,827 723,519
Carlyle Group, Inc. (The) .............. 28,408 907,636
Cboe Global Markets, Inc. ............. 14,245 1,965,952
Evercore, Inc., Class A ............... 4,819 595,580
FactSet Research Systems, Inc. ......... 5,198 2,082,579
Houlihan Lokey, Inc., Class A ........... 6,731 661,725
Invesco Ltd. ...................... 50,228 844,333
Janus Henderson Group plc ........... 18,123 493,852
Jefferies Financial Group, Inc. .......... 27,207 902,456
Lazard Ltd., Class A ................. 14,817 474,144
MarketAxess Holdings, Inc. ............ 5,017 1,311,544
Morningstar, Inc. ................... 3,480 682,323
Robinhood Markets, Inc., Class A
(b)
....... 89,892 897,122
SEI Investments Co. ................. 13,776 821,325
Stifel Financial Corp. ................ 13,993 834,962
TPG, Inc., Class A .................. 8,687 254,182
Virtu Financial, Inc., Class A ............ 12,096 206,721
XP, Inc., Class A
(b)
.................. 44,978 1,055,184
15,715,139
Chemicals — 0.9%
Ashland, Inc. ...................... 6,800 590,988
Axalta Coating Systems Ltd.
(b)
.......... 29,959 982,955
Chemours Co. (The) ................. 20,079 740,714
Element Solutions, Inc. ............... 30,219 580,205
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 207,868 386,634
Huntsman Corp. ................... 23,642 638,807
NewMarket Corp. ................... 843 338,987
Olin Corp. ........................ 17,484 898,503
RPM International, Inc. ............... 17,222 1,545,330
Scotts Miracle-Gro Co. (The) ........... 5,588 350,312
7,053,435
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc.
(a)(b)
............... 6,949 1,142,624
Driven Brands Holdings, Inc.
(a)(b)
......... 8,420 227,845
MSA Safety, Inc. ................... 5,032 875,367
Stericycle, Inc.
(b)
................... 12,561 583,333

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .................... 7,162 $ 1,172,706
4,001,875
Communications Equipment — 0.6%
Ciena Corp.
(b)
..................... 20,125 855,111
F5, Inc.
(b)
........................ 8,161 1,193,628
Juniper Networks, Inc. ............... 43,102 1,350,385
Lumentum Holdings, Inc.
(a)(b)
........... 9,349 530,369
Viasat, Inc.
(b)
...................... 9,915 409,093
4,338,586
Construction & Engineering — 0.8%
AECOM ......................... 17,728 1,501,384
EMCOR Group, Inc. ................. 6,348 1,172,983
MasTec, Inc.
(a)(b)
.................... 8,416 992,836
MDU Resources Group, Inc. ........... 27,534 576,562
Valmont Industries, Inc. ............... 2,808 817,268
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 26,630 1,272,648
6,333,681
Construction Materials — 0.1%
Eagle Materials, Inc.
(a)
................ 4,866 907,120
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 36,638 989,592
Credit Acceptance Corp.
(a)(b)
............ 868 440,883
OneMain Holdings, Inc. ............... 15,186 663,476
SLM Corp. ....................... 32,618 532,326
SoFi Technologies, Inc.
(b)
.............. 124,208 1,035,895
3,662,172
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., Class A .......... 56,405 1,230,757
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 18,012 1,134,936
Casey's General Stores, Inc. ........... 5,050 1,231,594
Grocery Outlet Holding Corp.
(a)(b)
......... 12,850 393,339
Performance Food Group Co.
(b)
......... 20,747 1,249,799
US Foods Holding Corp.
(a)(b)
............ 30,683 1,350,052
6,590,477
Containers & Packaging — 1.4%
AptarGroup, Inc. ................... 8,857 1,026,172
Ardagh Group SA, Class A
(b)
........... 885 5,204
Ardagh Metal Packaging SA ........... 20,086 75,523
Avery Dennison Corp. ................ 10,936 1,878,805
Berry Global Group, Inc. .............. 16,444 1,058,007
Crown Holdings, Inc. ................ 14,366 1,247,975
Graphic Packaging Holding Co. ......... 41,229 990,733
Packaging Corp. of America ........... 11,983 1,583,673
Sealed Air Corp. ................... 19,467 778,680
Silgan Holdings, Inc. ................. 11,455 537,125
Sonoco Products Co. ................ 13,254 782,251
WestRock Co. ..................... 34,400 1,000,008
10,964,156
Distributors — 0.3%
Pool Corp. ....................... 5,146 1,927,897
Diversified Consumer Services — 0.4%
ADT, Inc. ........................ 29,211 176,142
Bright Horizons Family Solutions, Inc.
(a)(b)
... 7,849 725,640
Grand Canyon Education, Inc.
(b)
......... 4,091 422,232
H&R Block, Inc. .................... 20,756 661,494
Mister Car Wash, Inc.
(a)(b)
.............. 10,134 97,793
Service Corp. International ............ 20,149 1,301,424
3,384,725
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.
(b)
.... 33,147 $ 617,860
Iridium Communications, Inc. ........... 16,884 1,048,834
1,666,694
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc. ........ 14,828 536,774
IDACORP, Inc. .................... 6,855 703,323
NRG Energy, Inc. ................... 31,253 1,168,550
OGE Energy Corp. .................. 27,201 976,788
Pinnacle West Capital Corp. ........... 15,386 1,253,343
4,638,778
Electrical Equipment — 1.4%
Acuity Brands, Inc. .................. 4,343 708,257
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 37,851 332,710
Generac Holdings, Inc.
(a)(b)
............. 8,235 1,228,086
Hubbell, Inc. ...................... 7,256 2,405,799
nVent Electric plc ................... 22,275 1,150,949
Plug Power, Inc.
(a)(b)
................. 70,342 730,853
Regal Rexnord Corp. ................ 8,956 1,378,328
Sensata Technologies Holding plc ........ 20,423 918,831
Sunrun, Inc.
(a)(b)
.................... 28,531 509,564
Vertiv Holdings Co., Class A ........... 43,768 1,084,133
10,447,510
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.
(a)(b)
............. 7,758 1,111,178
Avnet, Inc. ....................... 12,400 625,580
Cognex Corp. ..................... 23,389 1,310,252
Coherent Corp.
(a)(b)
.................. 16,171 824,398
IPG Photonics Corp.
(b)
............... 4,060 551,429
Jabil, Inc. ........................ 17,513 1,890,178
Littelfuse, Inc. ..................... 3,276 954,331
National Instruments Corp. ............ 17,842 1,024,131
TD SYNNEX Corp. .................. 5,628 529,032
Vontier Corp. ...................... 21,070 678,665
9,499,174
Energy Equipment & Services — 0.2%
NOV, Inc. ........................ 53,316 855,189
TechnipFMC plc
(b)
.................. 59,439 987,876
1,843,065
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
70,746 311,282
Madison Square Garden Sports Corp. ..... 2,549 479,339
Playtika Holding Corp.
(a)(b)
............. 3,191 37,016
Roku, Inc., Class A
(b)
................ 16,688 1,067,365
World Wrestling Entertainment, Inc., Class A 5,857 635,309
2,530,311
Financial Services — 1.2%
Affirm Holdings, Inc., Class A
(a)(b)
......... 29,454 451,530
Equitable Holdings, Inc. .............. 48,407 1,314,734
Euronet Worldwide, Inc.
(a)(b)
............ 6,431 754,806
Jack Henry & Associates, Inc. .......... 9,886 1,654,224
MGIC Investment Corp. .............. 39,001 615,826
Shift4 Payments, Inc., Class A
(b)
......... 7,359 499,750
TFS Financial Corp. ................. 7,166 90,077
Toast, Inc., Class A
(b)
................ 47,970 1,082,683
UWM Holdings Corp., Class A .......... 12,566 70,370
Voya Financial, Inc. ................. 13,147 942,771
Western Union Co. (The) ............. 36,740 430,960
WEX, Inc.
(a)(b)
...................... 5,790 1,054,185
8,961,916

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.6%
Darling Ingredients, Inc.
(a)(b)
............ 21,459 $ 1,368,870
Flowers Foods, Inc. ................. 25,401 631,977
Freshpet, Inc.
(a)(b)
................... 6,229 409,930
Ingredion, Inc. ..................... 8,967 950,054
Pilgrim's Pride Corp.
(b)
............... 5,560 119,484
Post Holdings, Inc.
(a)(b)
................ 7,244 627,693
Seaboard Corp. .................... 35 124,625
4,232,633
Gas Utilities — 0.2%
National Fuel Gas Co. ............... 11,955 614,009
UGI Corp. ........................ 28,289 762,954
1,376,963
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(b)
............. 2,767 632,730
Hertz Global Holdings, Inc.
(a)(b)
.......... 18,205 334,790
Knight-Swift Transportation Holdings, Inc. .. 21,179 1,176,705
Landstar System, Inc. ................ 4,842 932,279
Lyft, Inc., Class A
(b)
.................. 41,511 398,091
Ryder System, Inc. .................. 6,212 526,715
Saia, Inc.
(b)
....................... 3,595 1,230,964
Schneider National, Inc., Class B ........ 7,448 213,907
U-Haul Holding Co., NVS
(a)
............ 11,046 559,701
U-Haul Holding Co. ................. 1,242 68,707
XPO, Inc.
(a)(b)
...................... 15,423 909,957
6,984,546
Health Care Equipment & Supplies — 1.4%
Dentsply Sirona, Inc. ................ 28,625 1,145,572
Enovis Corp.
(b)
..................... 7,100 455,252
Envista Holdings Corp.
(a)(b)
............. 22,190 750,910
Globus Medical, Inc., Class A
(a)(b)
........ 10,730 638,864
ICU Medical, Inc.
(a)(b)
................. 2,752 490,379
Inspire Medical Systems, Inc.
(b)
......... 3,893 1,263,824
Integra LifeSciences Holdings Corp.
(a)(b)
.... 9,671 397,768
Masimo Corp.
(a)(b)
................... 6,434 1,058,715
Novocure Ltd.
(b)
.................... 14,041 582,701
Penumbra, Inc.
(a)(b)
.................. 4,911 1,689,679
QuidelOrtho Corp.
(b)
................. 7,234 599,409
Shockwave Medical, Inc.
(b)
............. 4,910 1,401,363
Tandem Diabetes Care, Inc.
(b)
.......... 8,703 213,572
10,688,008
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 12,171 969,298
agilon health, Inc.
(b)
................. 37,390 648,343
Amedisys, Inc.
(b)
................... 4,342 397,032
Chemed Corp. ..................... 1,984 1,074,673
DaVita, Inc.
(b)
...................... 7,312 734,637
Encompass Health Corp. ............. 13,380 905,960
Henry Schein, Inc.
(a)(b)
................ 17,649 1,431,334
Premier, Inc., Class A ................ 16,018 443,058
R1 RCM, Inc.
(b)
.................... 20,699 381,897
Tenet Healthcare Corp.
(b)
.............. 13,667 1,112,220
Universal Health Services, Inc., Class B
(a)
.. 8,205 1,294,503
9,392,955
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc., Class A ..... 51,791 976,778
Medical Properties Trust, Inc. ........... 80,369 744,217
Omega Healthcare Investors, Inc. ........ 31,713 973,272
2,694,267
Health Care Technology — 0.2%
(a)(b)
Certara, Inc. ...................... 15,868 288,956
Doximity, Inc., Class A ............... 14,729 501,081
Security
Shares
Shares Value
Health Care Technology (continued)
Teladoc Health, Inc. ................. 21,968 $ 556,230
1,346,267
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............ 95,750 1,611,473
Park Hotels & Resorts, Inc. ............ 29,738 381,241
1,992,714
Hotels, Restaurants & Leisure — 1.9%
Aramark ......................... 31,709 1,365,072
Boyd Gaming Corp. ................. 9,947 690,023
Choice Hotels International, Inc. ......... 4,114 483,477
Churchill Downs, Inc. ................ 9,629 1,340,068
Hyatt Hotels Corp., Class A
(a)
........... 6,298 721,625
Marriott Vacations Worldwide Corp. ....... 4,945 606,850
Norwegian Cruise Line Holdings Ltd.
(b)
..... 57,296 1,247,334
Penn Entertainment, Inc.
(a)(b)
........... 20,752 498,671
Planet Fitness, Inc., Class A
(b)
.......... 11,541 778,325
Texas Roadhouse, Inc. ............... 9,052 1,016,359
Travel + Leisure Co. ................. 10,050 405,417
Vail Resorts, Inc. ................... 5,416 1,363,532
Wendy's Co. (The) .................. 23,340 507,645
Wingstop, Inc. ..................... 4,055 811,649
Wyndham Hotels & Resorts, Inc. ........ 11,382 780,464
Wynn Resorts Ltd. .................. 14,066 1,485,510
14,102,021
Household Durables — 1.1%
Leggett & Platt, Inc. ................. 17,937 531,294
Mohawk Industries, Inc.
(b)
............. 7,167 739,348
Newell Brands, Inc. ................. 51,476 447,841
PulteGroup, Inc.
(a)
.................. 30,044 2,333,818
Tempur Sealy International, Inc. ......... 22,594 905,342
Toll Brothers, Inc. ................... 15,033 1,188,659
TopBuild Corp.
(b)
................... 4,290 1,141,226
Whirlpool Corp. .................... 7,245 1,077,983
8,365,511
Household Products — 0.1%
Reynolds Consumer Products, Inc. ....... 7,609 214,954
Spectrum Brands Holdings, Inc. ......... 5,469 426,856
641,810
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp. ........... 17,412 548,826
Clearway Energy, Inc., Class A .......... 4,693 126,711
Clearway Energy, Inc., Class C ......... 11,090 316,730
Vistra Corp. ...................... 50,835 1,334,419
2,326,686
Industrial REITs — 0.7%
Americold Realty Trust, Inc. ............ 36,688 1,185,022
EastGroup Properties, Inc. ............ 5,938 1,030,837
First Industrial Realty Trust, Inc. ......... 17,987 946,836
Rexford Industrial Realty, Inc. .......... 27,127 1,416,572
STAG Industrial, Inc. ................ 24,312 872,314
5,451,581
Insurance — 2.3%
American Financial Group, Inc. ......... 9,851 1,169,806
Assurant, Inc. ..................... 7,166 900,910
Assured Guaranty Ltd. ............... 7,693 429,269
Axis Capital Holdings Ltd. ............. 10,524 566,507
Brighthouse Financial, Inc.
(b)
........... 9,023 427,239
Everest Re Group Ltd. ............... 5,732 1,959,542
First American Financial Corp. .......... 13,569 773,704
Globe Life, Inc. .................... 12,016 1,317,194

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Hanover Insurance Group, Inc. (The) ..... 4,779 $ 540,170
Kemper Corp. ..................... 8,149 393,271
Kinsale Capital Group, Inc. ............ 2,956 1,106,135
Lincoln National Corp. ............... 22,880 589,389
Old Republic International Corp. ......... 36,810 926,508
Primerica, Inc. ..................... 4,911 971,199
Reinsurance Group of America, Inc. ...... 9,003 1,248,626
RenaissanceRe Holdings Ltd. .......... 6,650 1,240,358
RLI Corp. ........................ 5,444 742,943
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 12,451 558,925
Unum Group ...................... 26,608 1,269,202
White Mountains Insurance Group Ltd. .... 336 466,674
17,597,571
Interactive Media & Services — 0.3%
(b)
IAC, Inc. ......................... 10,512 660,154
TripAdvisor, Inc.
(a)
.................. 15,036 247,944
ZoomInfo Technologies, Inc.
(a)
.......... 42,240 1,072,473
1,980,571
IT Services — 0.5%
Amdocs Ltd. ...................... 16,110 1,592,474
DXC Technology Co.
(a)(b)
.............. 30,756 821,800
Globant SA
(b)
...................... 5,550 997,446
Kyndryl Holdings, Inc.
(b)
............... 28,204 374,549
3,786,269
Leisure Products — 0.6%
Brunswick Corp. ................... 9,602 831,917
Hasbro, Inc. ...................... 17,693 1,145,976
Mattel, Inc.
(a)(b)
..................... 47,942 936,787
Peloton Interactive, Inc., Class A
(a)(b)
...... 42,424 326,240
Polaris, Inc. ....................... 7,299 882,668
YETI Holdings, Inc.
(b)
................ 11,789 457,885
4,581,473
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A
(b)
.......... 12,430 694,091
Azenta, Inc.
(b)
..................... 9,307 434,451
Bio-Techne Corp. ................... 21,073 1,720,189
Bruker Corp.
(a)
..................... 14,379 1,062,896
Charles River Laboratories International, Inc.
(a)
(b)
........................... 6,875 1,445,469
Maravai LifeSciences Holdings, Inc., Class A
(b)
15,141 188,202
Medpace Holdings, Inc.
(b)
............. 3,154 757,496
QIAGEN NV
(b)
..................... 30,927 1,392,643
Repligen Corp.
(a)(b)
.................. 7,552 1,068,306
Sotera Health Co.
(a)(b)
................ 13,662 257,392
Syneos Health, Inc., Class A
(b)
.......... 13,926 586,842
9,607,977
Machinery — 2.6%
AGCO Corp.
(a)
..................... 8,470 1,113,127
Allison Transmission Holdings, Inc. ....... 12,298 694,345
Crane Co. ........................ 6,406 570,903
Crane NXT Co. .................... 6,406 361,554
Donaldson Co., Inc. ................. 16,394 1,024,789
Esab Corp. ....................... 7,721 513,755
Flowserve Corp. ................... 17,665 656,255
Gates Industrial Corp. plc
(b)
............ 16,414 221,261
Graco, Inc. ....................... 22,628 1,953,928
ITT, Inc. ......................... 11,189 1,042,927
Lincoln Electric Holdings, Inc. .......... 7,557 1,501,047
Middleby Corp. (The)
(b)
............... 7,202 1,064,672
Nordson Corp. ..................... 7,745 1,922,154
Oshkosh Corp. .................... 8,826 764,243
Pentair plc ....................... 22,218 1,435,283
Security
Shares
Shares Value
Machinery (continued)
RBC Bearings, Inc.
(b)
................ 3,828 $ 832,475
Snap-on, Inc. ..................... 7,048 2,031,163
Timken Co. (The) ................... 8,461 774,435
Toro Co. (The) ..................... 14,095 1,432,757
19,911,073
Marine Transportation — 0.1%
Kirby Corp.
(b)
...................... 8,099 623,218
Media — 0.9%
Cable One, Inc. .................... 764 502,009
DISH Network Corp., Class A
(a)(b)
........ 33,516 220,871
Interpublic Group of Cos., Inc. (The) ...... 52,212 2,014,339
Liberty Media Corp.-Liberty SiriusXM, Class A
(b)
10,054 329,872
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(b)
........................ 20,805 680,947
New York Times Co. (The), Class A ....... 21,865 861,044
News Corp., Class A, NVS ............ 51,581 1,005,829
News Corp., Class B ................ 15,765 310,886
Nexstar Media Group, Inc. ............. 4,633 771,626
6,697,423
Metals & Mining — 0.9%
Alcoa Corp. ....................... 24,005 814,490
Cleveland-Cliffs, Inc.
(b)
............... 68,815 1,153,339
MP Materials Corp., Class A
(b)
.......... 14,082 322,196
Reliance Steel & Aluminum Co. ......... 7,919 2,150,721
Royal Gold, Inc. .................... 8,939 1,026,019
SSR Mining, Inc. ................... 28,327 401,677
United States Steel Corp. ............. 30,616 765,706
6,634,148
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. .............. 77,713 787,233
Annaly Capital Management, Inc. ........ 66,854 1,337,748
Rithm Capital Corp. ................. 65,229 609,891
Starwood Property Trust, Inc. ........... 39,895 773,963
3,508,835
Multi-Utilities — 0.2%
NiSource, Inc. ..................... 55,990 1,531,327
Office REITs — 0.4%
Boston Properties, Inc. ............... 21,241 1,223,269
Cousins Properties, Inc. .............. 20,769 473,533
Highwoods Properties, Inc. ............ 14,347 343,037
Kilroy Realty Corp. .................. 15,882 477,890
Vornado Realty Trust ................ 24,180 438,625
2,956,354
Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Corp. .............. 45,854 531,906
Antero Resources Corp.
(b)
............. 38,289 881,796
APA Corp. ....................... 42,019 1,435,789
Chesapeake Energy Corp. ............ 17,180 1,437,622
DT Midstream, Inc. .................. 13,201 654,374
EQT Corp. ....................... 48,824 2,008,131
HF Sinclair Corp. ................... 19,116 852,765
New Fortress Energy, Inc., Class A ....... 8,769 234,834
Ovintiv, Inc.
(a)
...................... 32,852 1,250,676
PDC Energy, Inc. ................... 11,738 835,041
Range Resources Corp. .............. 31,697 931,892
Southwestern Energy Co.
(a)(b)
........... 149,828 900,466
Texas Pacific Land Corp. .............. 781 1,028,187
12,983,479

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 8,700 $ 652,326
Passenger Airlines — 0.3%
(b)
Alaska Air Group, Inc. ................ 17,070 907,782
American Airlines Group, Inc.
(a)
.......... 88,102 1,580,550
2,488,332
Personal Care Products — 0.1%
(b)
Coty, Inc., Class A
(a)
................. 48,235 592,808
Olaplex Holdings, Inc. ................ 17,085 63,556
656,364
Pharmaceuticals — 0.5%
Catalent, Inc.
(a)(b)
................... 24,354 1,055,989
Elanco Animal Health, Inc.
(b)
............ 66,352 667,501
Jazz Pharmaceuticals plc
(b)
............ 8,266 1,024,736
Organon & Co. .................... 34,734 722,815
Perrigo Co. plc .................... 18,382 624,069
4,095,110
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp. ....... 17,612 1,965,499
CACI International, Inc., Class A
(b)
....... 3,055 1,041,266
Ceridian HCM Holding, Inc.
(b)
........... 19,973 1,337,592
Clarivate plc
(a)(b)
.................... 64,370 613,446
Concentrix Corp. ................... 5,944 479,978
Dun & Bradstreet Holdings, Inc. ......... 36,881 426,713
FTI Consulting, Inc.
(b)
................ 4,506 857,041
Genpact Ltd. ...................... 24,306 913,177
KBR, Inc. ........................ 18,313 1,191,444
ManpowerGroup, Inc. ................ 6,878 546,113
Paycor HCM, Inc.
(a)(b)
................ 7,481 177,075
Paylocity Holding Corp.
(b)
............. 5,687 1,049,422
Robert Half International, Inc. ........... 14,241 1,071,208
Science Applications International Corp. ... 7,276 818,405
12,488,379
Real Estate Management & Development — 0.4%
(b)
Howard Hughes Corp. (The) ........... 4,558 359,717
Jones Lang LaSalle, Inc.
(a)
............. 6,417 999,769
Zillow Group, Inc., Class A ............. 7,485 368,262
Zillow Group, Inc., Class C, NVS
(a)
....... 20,917 1,051,288
2,779,036
Residential REITs — 0.7%
American Homes 4 Rent, Class A ........ 45,094 1,598,582
Apartment Income REIT Corp. .......... 20,045 723,424
Camden Property Trust ............... 14,052 1,529,841
Equity LifeStyle Properties, Inc. ......... 24,059 1,609,307
5,461,154
Retail REITs — 1.0%
Agree Realty Corp. ................. 12,049 787,884
Brixmor Property Group, Inc. ........... 40,532 891,704
Federal Realty Investment Trust ......... 10,972 1,061,761
Kimco Realty Corp. ................. 81,949 1,616,034
NNN REIT, Inc. .................... 24,665 1,055,415
Regency Centers Corp. .............. 23,056 1,424,169
Spirit Realty Capital, Inc. .............. 18,981 747,472
7,584,439
Semiconductors & Semiconductor Equipment — 1.2%
Allegro MicroSystems, Inc.
(a)(b)
.......... 9,039 408,020
Cirrus Logic, Inc.
(a)(b)
................. 7,455 603,930
Entegris, Inc. ...................... 20,245 2,243,551
Lattice Semiconductor Corp.
(b)
.......... 18,504 1,777,679
MKS Instruments, Inc.
(a)
.............. 8,986 971,387
Qorvo, Inc.
(b)
...................... 13,496 1,376,997
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp. .............. 6,325 $ 911,622
Wolfspeed, Inc.
(a)(b)
.................. 16,801 933,968
9,227,154
Software — 3.3%
Alteryx, Inc., Class A
(a)(b)
.............. 8,163 370,600
AppLovin Corp., Class A
(a)(b)
............ 30,845 793,642
Aspen Technology, Inc.
(b)
.............. 3,778 633,231
Bentley Systems, Inc., Class B
(a)
......... 26,020 1,411,065
BILL Holdings, Inc.
(a)(b)
................ 13,890 1,623,046
Black Knight, Inc.
(b)
.................. 21,027 1,255,943
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 27,237 305,327
Confluent, Inc., Class A
(a)(b)
............ 25,058 884,798
Dolby Laboratories, Inc., Class A ........ 8,081 676,218
DoubleVerify Holdings, Inc.
(a)(b)
.......... 15,223 592,479
Dropbox, Inc., Class A
(b)
.............. 35,453 945,531
Dynatrace, Inc.
(b)
................... 29,514 1,519,086
Elastic NV
(b)
...................... 10,501 673,324
Five9, Inc.
(b)
...................... 9,627 793,746
Gen Digital, Inc. .................... 74,857 1,388,597
Gitlab, Inc., Class A
(b)
................ 6,617 338,195
Guidewire Software, Inc.
(b)
............. 11,043 840,151
HashiCorp, Inc., Class A
(a)(b)
............ 12,571 329,109
Informatica, Inc., Class A
(b)
............ 5,756 106,486
Manhattan Associates, Inc.
(a)(b)
.......... 8,345 1,667,999
nCino, Inc.
(b)
...................... 9,593 288,941
NCR Corp.
(a)(b)
..................... 17,273 435,280
New Relic, Inc.
(a)(b)
.................. 7,483 489,687
Nutanix, Inc., Class A
(b)
............... 31,359 879,620
Pegasystems, Inc. .................. 5,689 280,468
Procore Technologies, Inc.
(a)(b)
.......... 10,627 691,499
PTC, Inc.
(b)
....................... 14,725 2,095,367
RingCentral, Inc., Class A
(b)
............ 11,618 380,257
SentinelOne, Inc., Class A
(b)
............ 25,484 384,808
Smartsheet, Inc., Class A
(b)
............ 16,987 649,923
Teradata Corp.
(b)
................... 13,770 735,456
UiPath, Inc., Class A
(a)(b)
.............. 50,864 842,816
25,302,695
Specialized REITs — 0.9%
CubeSmart ....................... 30,287 1,352,618
EPR Properties .................... 10,048 470,246
Gaming and Leisure Properties, Inc. ...... 34,078 1,651,420
Lamar Advertising Co., Class A ......... 11,796 1,170,753
Life Storage, Inc. ................... 11,458 1,523,456
National Storage Affiliates Trust ......... 10,806 376,373
Rayonier, Inc. ..................... 19,918 625,425
7,170,291
Specialty Retail — 1.8%
Advance Auto Parts, Inc. .............. 8,039 565,142
AutoNation, Inc.
(a)(b)
................. 4,124 678,852
Bath & Body Works, Inc. .............. 31,025 1,163,437
Dick's Sporting Goods, Inc. ............ 8,138 1,075,762
Five Below, Inc.
(a)(b)
.................. 7,440 1,462,258
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 14,066 1,462,301
GameStop Corp., Class A
(a)(b)
........... 36,264 879,402
Gap, Inc. (The) .................... 26,643 237,922
Lithia Motors, Inc. .................. 3,664 1,114,259
Murphy USA, Inc. .................. 2,676 832,530
Penske Automotive Group, Inc. ......... 2,719 453,067
Petco Health & Wellness Co., Inc.
(a)(b)
..... 11,268 100,285
RH
(b)
........................... 2,203 726,087
Valvoline, Inc. ..................... 23,424 878,634
Victoria's Secret & Co.
(a)(b)
............. 10,588 184,549
Wayfair, Inc., Class A
(a)(b)
.............. 11,138 724,081

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Williams-Sonoma, Inc. ............... 8,825 $ 1,104,361
13,642,929
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc., Class A
(b)
........... 38,083 1,402,216
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.
(b)
................ 16,705 599,542
Carter's, Inc. ...................... 5,079 368,735
Columbia Sportswear Co. ............. 4,839 373,764
Crocs, Inc.
(b)
...................... 8,238 926,281
Deckers Outdoor Corp.
(b)
.............. 3,550 1,873,193
PVH Corp. ....................... 8,443 717,402
Ralph Lauren Corp., Class A ........... 5,529 681,726
Skechers USA, Inc., Class A
(a)(b)
......... 18,604 979,687
Tapestry, Inc. ...................... 31,957 1,367,760
Under Armour, Inc., Class A
(b)
........... 26,217 189,287
Under Armour, Inc., Class C, NVS
(b)
...... 25,806 173,158
VF Corp. ........................ 47,335 903,625
9,154,160
Trading Companies & Distributors — 0.8%
Air Lease Corp., Class A .............. 14,087 589,541
Core & Main, Inc., Class A
(b)
............ 11,690 366,365
MSC Industrial Direct Co., Inc., Class A .... 6,218 592,451
SiteOne Landscape Supply, Inc.
(a)(b)
....... 6,018 1,007,172
Univar Solutions, Inc.
(b)
............... 21,003 752,748
Watsco, Inc. ...................... 4,491 1,713,182
WESCO International, Inc. ............. 5,991 1,072,748
6,094,207
Security
Shares
Shares Value
Water Utilities — 0.2%
Essential Utilities, Inc. ................ 32,875 $ 1,312,041
Total Common Stocks — 57.3%
(Cost: $431,581,155) ............................. 434,996,867
Investment Companies
iShares Russell 2000 ETF
(a)(c)
........... 1,722,720 322,613,774
Total Investment Companies — 42.5%
(Cost: $328,754,545) ............................. 322,613,774
Total Long-Term Investments — 99.8%
(Cost: $760,335,700) ............................. 757,610,641
Short-Term Securities
Money Market Funds — 11.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(e)
............ 83,299,727 83,316,386
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 830,408 830,408
Total Short-Term Securities — 11.1%
(Cost: $84,143,492) .............................. 84,146,794
Total Investments — 110.9%
(Cost: $844,479,192 ) ............................. 841,757,435
Liabilities in Excess of Other Assets — (10.9)% ........... (82,644,167)
Net Assets — 100.0% ..............................
$ 759,113,268
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 305,543,714 $ — $ (222,225,599)
(a)
$ (8,521) $ 6,792 $ 83,316,386 83,299,727 $ 368,198
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 697,539 132,869
(a)
— — — 830,408 830,408 11,070 —
iShares Russell 2000 ETF ..... 297,675,029 20,956,369 (11,444,102) (787,176) 16,213,654 322,613,774 1,722,720 884,139 —
$ (795,697) $ 16,220,446 $ 406,760,568 $ 1,263,407 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 9 09/15/23 $ 857 $ 1,179
S&P Midcap 400 E-Mini Index ................................................. 2 09/15/23 529 12,337
$ 13,516
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 434,991,663 $ 5,204 $ — $ 434,996,867
Investment Companies .................................... 322,613,774 — — 322,613,774
Short-Term Securities
Money Market Funds ...................................... 84,146,794 — — 84,146,794
$ 841,752,231 $ 5,204 $ — $ 841,757,435
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 13,516 $ — $ — $ 13,516
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ETF Exchange-Traded Fund
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's